Supplemental Disclosure with Respect to Cash Flows - Disclosure of detailed information about cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Interest paid	$ 3,142	$ 3,167
Income taxes paid	581	167
Total	$ 3,723	$ 3,334